Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Net Outstanding Balances with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Rongxin Ling	Immediate family member of Tao Ling
Peizhen Zhang	Immediate family member of Tao Ling
Ying Ling	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd.	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi

Schedule of Net Outstanding Balances with Related Parties	The following table summarizes borrowing transactions with the Company’s related parties:
Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$5,097,075	$3,327,076
Tao Ling	793,955	793,955
Bozhen Gong	70,889	297,733
Ying Ling	141,778	-
Yun Tan	141,778	141,778
Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,361,065	673,444
Total	$7,606,540	$5,234,786
The following table summarizes borrowing transactions with the Company’s related parties:
Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$2,441,555	$4,303,242
Peizhen Zhang	122,078	-
Bozhen Gong	305,194	1,068,180
Total	$2,868,827	$5,371,422

Schedule of Net Outstanding Balances with Related Parties	Net outstanding balances with related parties consisted of the following as of September 30, 2023 and 2022:
Accounts	Name of Related Parties	September 30, 2023	September 30, 2022
Due to related parties	Xiaohong Yin	$1,710,347	$-
Due to related parties	Bozhen Gong	68,531	295,213
Due to related parties	Yun Tan	178,180	182,751
Due to related parties	Rongxin Ling	137,061	140,578
Due to related parties	Peizhen Zhang	109,649	112,462
Due to related parties	Ying Ling	137,061	-
Due to related parties	Nanjing Shun yi Jing Electric Technology Co., Ltd.	664,748	-
Total due to related parties		$3,005,577	$731,004